Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2024
Commitments and Contingencies [Line Items]
Commitments and Contingencies

18. Commitments and contingencies

A summary of undiscounted liabilities and future operating commitments as at December 31, 2024:

	Total	Within 1 year	2 - 5 years	Greater than 5 years
Purchase obligations	$1,515,427	$1,422,933	$92,494	$-
Investment obligation (1)	1,000,000	1,000,000	-	-
Total financial liabilities and commitments	$2,515,427	$2,422,933	$92,494	$-

(1)	The Company entered into a strategic partnership arrangement with a third-party. As part of the agreement, the Company agree to invest an aggregate amount of $1,000,000 in the third-party upon a future financing and negotiation of terms that are agreed to by both parties during the term of the agreement. As at the date of these financial statements no such arrangement has been made.

On September 30, 2023, the Company signed a full surrender agreement with the lessor of the Surrey, British Columbia manufacturing facility. Per the agreement, cash consideration must be paid in seven installments on or before the dates set forth in the agreement. In the event that the Company defaults on such payment obligations, the Company will immediately have to pay the lessor the full amount of all rent. On April 29, 2024 the Company requested payment deferment of the 5th and 6th instalment payment due on March 1, 2024 and May 1, 2024 respectively to July 1, 2024. On September 6, 2024, the lessor agreed to further defer the payments due on July 1, 2024 to be paid on or before September 30, 2024. On October 1, 2024, the Company and the lessor signed an amendment to the surrender agreement whereby the lessor agreed to a waiver of breach by the Company of its payment obligations.

The Company met the eligibility criteria under the Small Business Venture Capital Act (the “Act”) and was registered as an Eligible Business Corporation (“EBC”) in 2018. Under the Act, the Company was approved to raise up to $10 million through the issuance of authorized equity capital whereby the investing shareholders received up to 30% of the amount invested as a tax credit against their B.C. provincial taxes. Under this program, should the Company be out of compliance with the Act during the required five-year investment hold period, it would be contingently liable to repay any tax credits previously issued to investors. At the date of these financial statements, repayable tax credits are approximately $0.5 million. Management believes the Company is compliant with all relevant terms of the Act.

Grafiti Holding Inc [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 13 - Commitments and Contingencies

Litigation

Certain conditions may exist as of the date the condensed consolidated financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows. However, the performance of our Company’s business, financial position, and results of operations or cash flows may be affected by unfavorable resolution of any particular matter.

Leases

The Company has a twelve month operating lease for administrative offices in the United Kingdom for $360 per month which expires on April 30, 2025. The Company also has a storage space lease that it retains for $300 per month that renews on an annual basis in October of each year.

Advisory Services and Consulting Agreements

Nadir Ali

The Company entered into a consulting agreement with Mr. Ali on September 25, 2024 pursuant to which it agreed to pay a fee of $15,000 per month for services rendered to the Company since April 1, 2024 until the end of the month of the closing of the Business Combination pursuant to which Mr. Ali will advise on public company reporting and compliance matters, business development, growth strategies and other operational matters as requested.

As compensation under the consulting agreement, Mr. Ali is entitled to a fee of $325,000 upon closing the Business Combination and his monthly fee will increase to $54,167 per month beginning on the first of each month following the closing of the Business Combination through the remainder of the term of the agreement.

Unless otherwise terminated earlier pursuant to the consulting agreement, the agreement will continue for a period of six months following the closing of the Business Combination which may be extended for additional terms, upon mutual consent. The Company has the right to terminate the consulting agreement with 30 days’ notice; however, if it is terminated by the Company prior to the six month anniversary of the closing of the Business Combination (the “Ali Guaranteed Period”) for any reason other than the gross negligence, recklessness or willful misconduct of Mr. Ali, the monthly fee will continue to be paid for the remainder of the Ali Guaranteed Period. Mr. Ali has the right to terminate the consulting agreement with 30 days’ notice for specified reasons, including the Company’s failure to make timely payments, gross negligence, recklessness, willful misconduct, or the filing of bankruptcy by the Company. In such cases, the monthly fee for the remainder of the Ali Guaranteed Period will continue to be paid.

As of September 30, 2024, the Company owed Mr. Ali $30,000 for services provided under the consulting agreement.

Melanie Figueroa

The Company entered into a consulting agreement on September 25, 2024 with Ms. Figueroa pursuant to which it agreed to pay a fee of $15,000 per month for services rendered to the Company since April 1, 2024 until the end of the month of the closing of the Business Combination pursuant to which Ms. Figueroa will provide advisory services with respect to her knowledge and expertise related to Company’s public company reporting and compliance matters and corporate business development and growth strategies.

As compensation under the consulting agreement, Ms. Figueroa is entitled to a fee of $175,000 upon closing the Business Combination and her monthly fee will increase to $29,167 per month beginning on the first of each month following the closing of the Business Combination through the remainder of the term of the agreement.

Unless otherwise terminated earlier pursuant to the consulting agreement, the agreement will continue for a period of six months following the closing of the Business Combination which may be extended for additional terms, upon mutual consent. The Company has the right to terminate the consulting agreement with 30 days’ notice; however, if it is terminated by the Company prior to the six month anniversary of the closing of the Business Combination (the “Figueroa Guaranteed Period”) for any reason other than the gross negligence, recklessness or willful misconduct of Ms. Figueroa, the monthly fee will continue to be paid for the remainder of the Figueroa Guaranteed Period. Ms. Figueroa has the right to terminate the consulting agreement with 30 days’ notice for specified reasons, including the Company’s failure to make timely payments, gross negligence, recklessness, willful misconduct, or the filing of bankruptcy by the Company. In such cases, the monthly fee for the remainder of the Figueroa Guaranteed Period will continue to be paid.

As of September 30, 2024, the Company owed Ms. Figueroa $30,000 for services provided under the consulting agreement.

Wendy Loundermon

The Company entered into a consulting agreement with Mrs. Loundermon on September 25, 2024 pursuant to which it agreed to pay a fee of $10,000 per month for services rendered to the Company since April 1, 2024 until the end of the month of the closing of the Business Combination pursuant to which Mrs. Loundermon will provide advisory services with respect to her knowledge and expertise regarding the transition of the Company’s financial reporting function to ensure continuity of business operations.

As compensation under the consulting agreement, Mrs. Loundermon is entitled to a fee of $150,000 upon closing the Business Combination and her monthly fee will increase to $25,000 per month beginning on the first of each month following the closing of the Business Combination through the remainder of the term of the agreement.

Unless otherwise terminated earlier pursuant to the consulting agreement, the agreement will continue for a period of six months following the closing of the Business Combination which may be extended for additional terms, upon mutual consent. The Company has the right to terminate the consulting agreement with 30 days’ notice; however, if it is terminated by the Company prior to the six month anniversary of the closing of the Business Combination (the “Loundermon Guaranteed Period”) for any reason other than the gross negligence, recklessness or willful misconduct of Mrs. Loundermon, the monthly fee will continue to be paid for the remainder of the Loundermon Guaranteed Period. Mrs. Loundermon has the right to terminate the consulting agreement with 30 days’ notice for specified reasons, including the Company’s failure to make timely payments, gross negligence, recklessness, willful misconduct, or the filing of bankruptcy by the Company. In such cases, the monthly fee for the remainder of the Loundermon Guaranteed Period will continue to be paid.

As of September 30, 2024, the Company owed Mrs. Loundermon $20,000 for services provided under the consulting agreement.

Note 13- Commitments and Contingencies

Litigation

Certain conditions may exist as of the date the consolidated financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows. However, the performance of our Company’s business, financial position, and results of operations or cash flows may be affected by unfavorable resolution of any particular matter.

Leases

The Company had a six months operating lease for administrative offices in the United Kingdom for approximately $340 per month which expired on April 30, 2024. The Company signed a new lease for the May 1, 2024 to April 30, 2025 period for approximately $360 per month. The Company also has a storage space lease that it retains for approximately $300 per month that renews on an annual basis in October of each year.

Consulting Arrangements

Grafiti Holding agreed to pay Mr. Ali, a related party, $15,000 a month for advisory services on public company reporting and compliance matters related to the development of strategies in connection with public company financing, business opportunities and other strategic transactions, as well as operational matters as requested. As of the date of this filing, Grafiti Holding has paid Mr. Ali $45,000 for services provided during the months of April through June 2024 which is included in the general and administrative line in the consolidated statements of operations. See Note 15.

Grafiti Holding agreed to pay Ms. Figueroa $15,000 a month for advisory services with respect to her knowledge and expertise related to Company’s public company reporting and compliance matters and corporate business development and growth strategies. As of the date of this filing, Grafiti Holding has paid Ms. Figueroa $45,000 for services provided during the months of April through June 2024 which is included in the general and administrative line in the consolidated statements of operations. See Note 15.

Grafiti Holding agreed to pay Ms. Loundermon, the former CFO of Inpixon, $10,000 a month for advisory services with respect to her knowledge and expertise regarding the transition of the Company’s financial reporting function to ensure continuity of business operations. As of the date of this filing, Grafiti Holding has paid Ms. Loundermon $30,000 for services provided during the months of April through June 2024 which is included in the general and administrative line in the consolidated statements of operations. See Note 15.

The Company notes that the Company will continue to pay for the advisory services noted above until the Damon Business Combination is completed.